OTHER ASSETS - Tabular disclosure (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
OTHER ASSETS
Contract assets	$ 155.6	$ 247.2
Audiovisual Content	212.0	195.3
Contract costs	174.8	148.2
Investments	156.5	78.5
Equipment installments receivable	358.6	148.6
Other	47.6	98.7
Total other assets	1,105.1	916.5
Less current portion of contract assets	(129.4)	(174.9)
Less current portion of audiovisual content (included in "Inventories")	(139.5)	(138.0)
Less current portion of contract costs (included in "Other current assets")	(68.5)	(59.9)
Less current portion of equipment installments receivable (included in "Accounts receivable")	(256.9)	(111.6)
Total non-current other assets	$ 510.8	$ 432.1